Investments in Associates and Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summarized Financial Information on the Bank's Investment

The following table presents the summarized financial information on the Bank’s investment in the associate:

	12/31/2018	12/31/2017	01/01/2017
Summarized statement of financial position
Total assets	18,111	29,231	31,526
Total liabilities	2,269	4,821	6,309
Shareholders’ equity	15,842	24,410	25,217
Proportional Bank’s interest	5%	5%	5%
Investment carrying amount	792	1,221	1,260

Prisma Medios de Pagos SA [member]
Statement [LineItems]
Summarized Financial Information on the Bank's Investment

The following table presents summarized information on the Bank’s investments as of December 31, 2017 and January 1, 2017:

	12/31/2017	01/01/2017
Summarized statement of financial position
Total assets	21,212,003	17,879,867
Total liabilities	18,445,350	16,243,522
Shareholders’ equity	2,766,653	1,636,345
Proportional Bank’s interest	7.61%	7.61%
Investment carrying amount	210,542	124,526

Wordline Argentina SA [member]
Statement [LineItems]
Summarized Financial Information on the Bank's Investment

The following table presents the summarized financial information on the Bank’s investment in the UTE:

	12/31/2018	12/31/2017	01/01/2017
Summarized statement of financial position
Total assets	270,287	289,133	245,404
Total liabilities	59,639	80,682	55,944
Shareholders’ equity	210,648	208,451	189,460
Proportional Bank’s interest	50%	50%	50%
Investment carrying amount	105,324	104,226	94,730

Gestiva SA [member]
Statement [LineItems]
Summarized Financial Information on the Bank's Investment

The following table presents the summarized financial information on the Bank’s investment as of December 31, 2017 and January 1, 2017:

	12/31/2017	01/01/2017
Summarized Statement of financial position
Total assets	172,576	197,846
Total liabilities	27,047	28,773
Shareholders’ equity	145,529	169,073
Proportional interest at the Bank	5%	5%
Investment carrying amount	7,276	8,454